Effects of Foreign Currency Collar Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Currency Collar, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Cash Flow Hedging | Foreign Currency Collar
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income - effective portion	$ 4,518	$ 5,156	$ 2,243	$ 5,156	$ 8,152